Borrowings (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Foreign currency and local currency
Total borrowings		R$ 23,361,421	R$ 23,331,067
Current liabilities		1,184,781	2,594,463
Non-current liabilities		22,176,640	20,736,604
Foreign currency
Foreign currency and local currency
Total borrowings		22,141,580	18,176,310
Current liabilities		985,639	1,128,524
Non-current liabilities		21,155,941	17,047,786
Transactions costs		(285,657)	(199,570)
Foreign currency | Bonds
Foreign currency and local currency
Total borrowings		R$ 20,082,588	14,216,539
Annual financial charges		Note 15 (b)
Foreign currency | Advances on exchange contracts
Foreign currency and local currency
Total borrowings			362,779
Annual financial charges		US dollar exchange variation + 3.52%
Foreign currency | Export prepayment
Foreign currency and local currency
Total borrowings		R$ 781,573	777,801
Annual financial charges		Note 15 (d)
Foreign currency | BNDES
Foreign currency and local currency
Total borrowings			201,147
Annual financial charges		Exchange variation + interest between 6.82 and 6.98
Foreign currency | Export credit notes
Foreign currency and local currency
Total borrowings		R$ 679,895	1,173,127
Annual financial charges		Exchange variation + interest between 7.30 and 7.87
Foreign currency | Working capital
Foreign currency and local currency
Total borrowings		R$ 883,181	1,644,487
Annual financial charges		US dollar exchange variation + 1.88% above Libor
Local currency
Foreign currency and local currency
Total borrowings		R$ 1,219,841	5,154,757
Current liabilities		199,142	1,465,939
Non-current liabilities		1,020,699	3,688,818
Transactions costs		R$ (4,931)	(11,845)
Local currency | Export credit notes
Foreign currency and local currency
Total borrowings			381,632
Annual financial charges		8.00
Local currency | Export credit notes
Foreign currency and local currency
Total borrowings	[1]	R$ 508,146	1,717,262
Annual financial charges		105.00 and 108.00 of CDI
Local currency | BNDES
Foreign currency and local currency
Total borrowings		R$ 31,347	1,527,765
Annual financial charges		TJLP + interest between 0.00 and 2.62
Local currency | BNDES
Foreign currency and local currency
Total borrowings		R$ 22,039	602,648
Annual financial charges		SELIC + 2.32
Local currency | BNDES
Foreign currency and local currency
Total borrowings		R$ 132,020	288,486
Annual financial charges		Interest between 3.50 and 7.00
Local currency | BNB/ FINEP/ FUNDES/FINISA/FINAME
Foreign currency and local currency
Total borrowings		R$ 486,227	580,647
Annual financial charges		6.17
Local currency | FINAME
Foreign currency and local currency
Total borrowings		R$ 2,293	1,850
Annual financial charges		TJLP + interest between 1.90 and 6.00
Local currency | Fundo de Desenvolvimento do Nordeste (FDNE)
Foreign currency and local currency
Total borrowings		R$ 42,045	46,991
Annual financial charges		6.5
Local currency | Other
Foreign currency and local currency
Total borrowings		R$ 655	R$ 19,321
Annual financial charges		CDI + 0.04%

[1]	The Company enters into swap transactions to offset the variation in the Interbank Certificate of Deposit (CDI) rate (Note 19.3.1 (a.ii)).